CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 783,611	$ 113,613	¥ 322,777
Time deposits	273	40	268
Restricted cash (Note 2(j))	873	127	749,770
Short-term investments	232,152	33,659	503,831
Accounts receivable, net	405,139	58,740	248,339
Inventories	232,260	33,675	255,411
Amounts due from NetEase Group	7,888	1,144	6,192
Prepayment and other current assets	207,777	30,124	182,577
Assets held for sale (Note 2(c))			497
Total current assets	1,869,973	271,122	2,269,662
Non-current assets:
Property, equipment and software, net	92,116	13,356	80,315
Operating lease right-of-use assets, net	78,405	11,368	118,104
Long-term investments	90,703	13,151	32,518
Goodwill (Note 5)	109,944	15,940	109,944
Other assets, net	35,015	5,075	22,436
Assets held for sale (Note 2(c))			1,088
Total non-current assets	406,183	58,890	364,405
Total assets	2,276,156	330,012	2,634,067
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB45,756 and RMB49,305 as of December 31, 2021 and 2022, respectively)	282,354	40,937	161,006
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB11,873 and RMB10,803 as of December 31, 2021 and 2022, respectively)	266,340	38,616	277,383
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB23,984 and RMB7,538 as of December 31, 2021 and 2022, respectively)	68,809	9,976	83,041
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB1,011,734 and RMB1,017,029 as of December 31, 2021 and 2022, respectively)	1,067,285	154,742	1,065,639
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB4,072 and RMB19,516 as of December 31, 2021 and 2022, respectively)	50,908	7,381	53,323
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB65,547 and RMB122,758 as of December 31, 2021 and 2022, respectively)	564,922	81,907	515,567
Short-term loans from NetEase Group	878,000	127,298	878,000
Total current liabilities	3,178,618	460,857	3,033,959
Non-current liabilities:
Long-term lease liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB15,803 and RMB22,565 as of December 31, 2021 and 2022, respectively)	43,635	6,326	73,070
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB nil and RMB4,498 as of December 31, 2021 and 2022, respectively)	8,832	1,281	2,411
Long-term loans from NetEase Group	522,345	75,733	255,028
Total non-current liabilities	574,812	83,340	330,509
Total liabilities	3,753,430	544,197	3,364,468
Commitments and contingencies (Note 19)
Mezzanine equity:
Redeemable noncontrolling interests (Note 5)	64,571	9,362	78,592
Total mezzanine equity	64,571	9,362	78,592
Shareholders' deficit:
Additional paid-in capital	3,993,026	578,934	3,913,946
Treasury stock (Note 14)	(42,330)	(6,137)
Accumulated deficit	(5,400,000)	(782,697)	(4,671,195)
Accumulated other comprehensive loss	(92,094)	(13,352)	(54,354)
Statutory reserves	4,649	674	4,456
Noncontrolling interests	(6,756)	(980)	(1,926)
Total shareholders' deficit	(1,541,845)	(223,547)	(808,993)
Total liabilities, mezzanine equity and shareholders' deficit	2,276,156	330,012	2,634,067
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56